Leases - Balance sheet information relating to lease (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Assets and Liabilities, Lessee [Abstract]
ROU assets	$ 246,424	¥ 1,715,556
Operating lease liabilities—current	47,871	333,268
Operating lease liabilities—non-current	$ 200,475	¥ 1,395,665
Weighted-average remaining lease term	4 years 8 months 15 days	4 years 8 months 15 days
Weight-average discount rate	4.86%	4.86%